Commitments and Contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Commitments and Contingencies [Abstract]
Period of initial term of agreement	5 years
Period of written notice to terminate agreement	12 months
Cost incurred under the agreement		$ 4.7	$ 18.7
Deposited additional security amount for payments under the agreement		$ 1.0